Income Taxes (Details)	12 Months Ended
Apr. 30, 2026
Income Taxes [Line Items]
Percentage of applicable consumption tax rate	10.00%
Percentage of consumption tax rate new Japanese tax law	(1.60%)
Income Tax Jurisdiction, Foreign [Member]
Income Taxes [Line Items]
Percentage of consumption tax rate new Japanese tax law	8.00%